INVESTMENTS - Narrative (Details) - Galaxy Digital Holdings, LP $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) investment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) investment	Dec. 31, 2023 USD ($) investment	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Net realized gains / (losses) related to sales of investments	$ 153.0	$ (172.8)	$ (171.1)	$ 13.4	$ 42.5
Net change in unrealized gains / (losses) related to investments	(286.1)	$ 235.9	429.9	84.4	(507.5)
Debt securities, available-for-sale, accumulated gross unrealized gain (loss), before tax	$ 337.1		$ 627.1	$ 202.2	$ 111.2
Number of investments | investment	1		8	7
Fair value	$ 1.0		$ 21.2	$ 67.9